Related Party Transactions (Details) (USD $)						12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A [Member]	Dec. 31, 2013 Series A-2 [Member]	Dec. 31, 2013 Series B [Member]	Dec. 31, 2013 Investors [Member]	Dec. 31, 2012 Investors [Member]	Dec. 31, 2013 Eythor Bender [Member]	Dec. 31, 2011 Eythor Bender [Member] Related Party Transaction One [Member]	Dec. 31, 2012 Eythor Bender [Member] Related Party Transaction Two [Member]	Dec. 31, 2012 Eythor Bender [Member] Related Party Transaction Three [Member]	Dec. 31, 2013 Government Entity [Member]	Dec. 31, 2012 Government Entity [Member]	Dec. 31, 2013 Government Entity [Member] Series A [Member]	Dec. 31, 2012 Government Entity [Member] Series A [Member]	Dec. 31, 2013 Government Entity [Member] Series A-2 [Member]	Dec. 31, 2012 Government Entity [Member] Series A-2 [Member]	Dec. 31, 2013 Astrolink [Member]	Dec. 31, 2012 Astrolink [Member]	Dec. 31, 2013 Astrolink [Member] Series A [Member]	Dec. 31, 2012 Astrolink [Member] Series A [Member]	Dec. 31, 2013 Astrolink [Member] Series B [Member]	Dec. 31, 2012 Astrolink [Member] Series B [Member]
Related Party Transaction [Line Items]
Common stock	10,391,400	9,887,079				310,400
Preferred stock, shares outstanding	14,011,028	8,831,684	4,496,270	4,335,414	5,179,344									571,420	571,420	119,047	119,047			857,140	857,140	758,604	758,604
Agreement term									12 months	12 months	12 months	1 year 6 months
Payments made						$ 15,904	$ 255,523		$ 49,000	$ 20,000	$ 25,000
Amounts payable						458,755	295,462
Receivable								94,000				0	114,500
Interest rate								5.00%	5.00%	5.00%	5.00%
Due date								Jun. 30, 2015
Revenue												$ 0	$ 424,000					$ 337,796	$ 568,002